PREFERRED AND COMMON STOCK	6 Months Ended
Jun. 30, 2013
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 13: PREFERRED AND COMMON STOCK
Preferred Stock
As of June 30, 2013, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

Redeemable Convertible Preferred Stock
On each of August 31, 2012, October 31, 2012 , February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of the newbuilt LR1 product tankers, the Nave Cassiopeia, the Nave Cetus and the Nave Rigel. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
As of June 30, 2013 and December 31, 2012, 4,540 shares of preferred stock were issued and outstanding, respectively. As of June 30, 2013 and December 31, 2012, 1,200 and 600 shares of Series D preferred stock were outstanding, respectively.

	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000
Balance June 30, 2013	1,200	$12,000

Common Stock
As of June 30, 2013, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of  $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Holdings which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.
Total net proceeds of the transactions in May 2013, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

•	The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

•	The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

•
In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds, of the transactions in February 2013, net of agents' costs of $4,018 and offering costs of $465, amounted to $95,970.